Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2014	Jul. 01, 2014	Dec. 31, 2013	Nov. 01, 2013
Raw materials	$ 117		$ 67
Work-in-process	43		44
Finished products	62		42
Valuation reserves	(14)		(23)
Inventories, net	$ 208		$ 130
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				$ 42
Electronics business of Johnson Controls [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		$ 100
Business acquisition, inventory fair value adjustment		$ 2